CREDIT FACILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2014
CREDIT FACILITIES AND DEBT
Schedule of the Company's debt and credit facilities, borrowings thereunder and availability

	2014
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2016	$1,200,000	$—	$186,382	$604,765	$408,853
Retail—Canada	Dec 2016	431,665	—	91,497	331,396	8,772
Wholesale VFN—U.S.	May 2015	800,000	800,000	—	—	—
Wholesale VFN—Canada	Dec 2016	505,695	505,695	—	—
Leases—U.S.	(2)	70,800	—	54,642	16,158	—

Subtotal		3,008,160	1,305,695	332,521	952,319	417,625
Secured Debt
Amortizing retail term ABS—N.A.	Various	6,734,455	—	2,214,854	4,519,601	—
Wholesale term—U.S.	Aug 2016	367,300	—	—	367,300	—
Other ABS financing—N.A.	Various	34,883	—	29,138	5,745	—

Subtotal		7,136,638	—	2,243,992	4,892,646	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	100,000	250,000
Unsecured Debt
Notes(3)	Various	2,848,074	—	750,000	2,098,074	—
Term loan	2016	150,000	—	—	150,000	—

Subtotal		2,998,074	—	750,000	2,248,074	—

Total credit facilities and debt		$13,492,872	$1,305,695	$3,326,513	$8,193,039	$667,625

(1)	Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(2)	Advances under the credit facility ended December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extends beyond 2013.
(3)	Includes adjustments related to fair value hedge of $(680) and a discount of $2,606.

	2013
	Maturity(1)	Total Facility/Debt	Short-Term Outstanding	Current Maturities of Long-Term Outstanding	Long-Term Outstanding	Available
Committed Asset-Backed Facilities
Retail—U.S.	Sep 2015	$1,200,000	$—	$107,147	$443,891	$648,962
Retail—Canada	Dec 2015	470,009	—	37,380	156,422	276,207
Wholesale VFN—U.S.	Various	1,400,000	1,400,000	—	—	—
Wholesale VFN—Canada	Dec 2015	550,615	506,566	—	—	44,049
Leases—U.S.	(2)	99,100	—	18,698	80,402	—

Subtotal		3,719,724	1,906,566	163,225	680,715	969,218
Secured Debt
Amortizing retail term ABS—N.A.	Various	6,872,706	—	2,124,267	4,748,439	—
Wholesale term—U.S.	Aug 2016	367,300	—	—	367,300	—
Other ABS financing—N.A.	Various	145,125	—	95,131	49,994	—

Subtotal		7,385,131	—	2,219,398	5,165,733	—
Unsecured Facilities
Revolving credit facilities	Various	350,000	—	—	—	350,000
Unsecured Debt
Notes(3)	Various	2,349,140	—	—	2,349,140	—
Term loan	July 2016	150,000	—	—	150,000	—

Subtotal		2,499,140	—	—	2,499,140	—

Total credit facilities and debt		$13,953,995	$1,906,566	$2,382,623	$8,345,588	$1,319,218

(1)	Maturity dates reflect maturities of the credit facility which may be different than the maturities of the advances under the facility.
(2)	Advances under the credit facility ended December 2013; however, the maturities of the debt are due as the underlying leases are collected, which extends beyond 2013.
(3)	Includes adjustment related to fair value hedge of $860.

Summary of the minimum annual repayments of long-term debt
2016	$3,154,279
2017	2,086,280
2018	2,011,810
2019	876,320
2020 and thereafter	64,350

Total	$8,193,039